Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

Quality Dividend Fund

Supplement dated January 12, 2017 to the Statement of Additional Information of

Quality Dividend Fund (the “Fund”) dated September 1, 2016 (the “SAI”)

Effective January 3, 2017, the proxy voting policy at Appendix B is being replaced in its entirety with the following:

APPENDIX B

PROXY VOTING AND CLASS ACTIONS

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

•                  Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

•                  Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

•                  Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Policies and Procedures

Proxy Voting

Proxies are assets of Choice’s Clients that must be voted with diligence, care, and loyalty. Choice will vote each proxy in accordance with its fiduciary duty to its Clients. Choice will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, Choice will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities. Operations coordinates Choice’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Choice to maintain certain books and records associated with its proxy voting policies and procedures. Choice’s recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The CCO or designee will ensure that Choice complies with all applicable recordkeeping requirements associated with proxy voting.

Choice has retained ISS Governance Services (“ISS”) to assist in the proxy voting process. Compliance assists Choice’s management in the oversight of the relationship with the proxy service provider. Choice monitors ISS to ensure all proxy ballots received are voted according to Clients’ specific instructions and Choice’s general guidance, and retains all required documentation associated with proxy voting. Choice requires ISS to notify the Company if it experiences a material conflict of interest in the voting of Clients’ proxies.

Absent specific Client instructions, Choice has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

•                  Choice will become aware of specific opportunities to vote proxies by receipt of paper ballots or notification via ISS.

•                  Absent specific Client instructions, Client proxies shall be voted according to recommendations made ISS’s Standard Benchmark Proxy Voting Guidelines. These guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond to the opinions of Choice’s Portfolio Management teams. Therefore, there may be instances when Choice may not vote the Client’s shares in accordance with the guidelines.

In the event that Choice believes the recommendations are not in the best interest of the Client or for those matters for which ISS has not provided a voting recommendation, the Portfolio Management team may recommend the voting preference.

•                  Choice has adopted the ISS Standard Benchmark Proxy Voting Guidelines.

•                  Choice oversees the proxy voting process. In accordance with ISS guidelines, the proxies are automatically voted, except for the case in which a paper ballot is received. In those instances, Choice will review the issue on the paper ballot and compare it with the ISS guidelines to manually vote the proxy.

•                  Choice will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, Choice may be unable to vote securities that have been lent by the custodian. Compliance will prepare and maintain memoranda describing the rationale for any instance in which Choice does not vote a Client’s proxy.

•                  ISS will retain the following information in connection with each proxy vote:

•                  The Issuer’s name;

•                  The security’s ticker symbol or CUSIP, as applicable;

•                  The shareholder meeting date;

•                  The number of shares that Choice voted;

•                  A brief identification of the matter voted on;

•                  Whether the matter was proposed by the Issuer or a security-holder;

•                  Whether Choice cast a vote;

•                  How Choice cast its vote (for the proposal, against the proposal, or abstain); and

•                  Whether Choice cast its vote with or against management.

•                  Choice will maintain documentation describing the reasons for each vote (e.g., Choice believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

•                  Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

•                  Proxies received after a Client terminates its advisory relationship with Choice will not be voted. Such proxies will promptly be returned to the sender, or the custodian, along with a statement indicating that Choice’s advisory relationship with the Client has terminated, and that future proxies should not be sent to Choice.

Class Actions

Choice does not direct Clients’ participation in class actions, as disclosed in Part 2 of Form ADV.

Disclosures to Clients

Choice includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact Compliance to obtain a copy of these policies and procedures and information about how Choice voted with respect to the Client’s securities.

Any request for information about proxy voting should be promptly forwarded to Compliance, which will respond to any such requests.

As a matter of policy, Choice does not disclose how it expects to vote on upcoming proxies. Additionally, Choice does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Annual and Ongoing Reviews

Compliance will review, no less frequently than annually, the adequacy of the firm’s proxy voting policies and procedures to make sure they have been implemented effectively, including whether the policies and procedures continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

Additionally, Compliance will conduct ongoing due diligence on ISS to ensure they continue to have the capacity and competency to adequately analyze proxy issues on an annual basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.